Application of new and revised IFRS as issued by the IASB (Details)	12 Months Ended
Dec. 31, 2022
Amendments to IFRS 3 "Reference to the Conceptual Framework"
Statement [line items]
Title of new IFRS	Amendments to IFRS 3 "Reference to the Conceptual Framework"
Date by which application of new IFRS is required	Jan. 01, 2022
Amendments to IFRS 10 and IAS 28 "Sale or Contribution of Assets between An Investor and Its Associate or Joint Venture"
Statement [line items]
Title of new IFRS	Amendments to IFRS 10 and IAS 28 “Sale or Contribution of Assets Between an Investor and Its Associate or Joint Venture”
Determination Subject To IASB Approval	Effective date to be determined by IASB
IFRS16 "Requirements for Sale and Leaseback Transactions"
Statement [line items]
Title of new IFRS	IFRS16 "Requirements for Sale and Leaseback Transactions"
Date by which application of new IFRS is required	Jan. 01, 2024
Amendments to IAS 1 "Non-current Liabilities with Covenants"
Statement [line items]
Title of new IFRS	Amendments to IAS 1 "Non-current Liabilities with Covenants"
Date by which application of new IFRS is required	Jan. 01, 2024
IFRS 17 "Insurance Contracts"
Statement [line items]
Title of new IFRS	IFRS 17 "Insurance Contracts"
Date by which application of new IFRS is required	Jan. 01, 2023
Amendments to IAS 1 "Classification of Liabilities as Current or Non-current"
Statement [line items]
Title of new IFRS	Amendments to IAS 1 “Classification of Liabilities as Current or Non-current”
Date by which application of new IFRS is required	Jan. 01, 2024
Amendments to IFRS 17 "Insurance Contracts"
Statement [line items]
Title of new IFRS	Amendments to IFRS 17 “Insurance Contracts”
Date by which application of new IFRS is required	Jan. 01, 2023
Amendments to IFRS 17 Initial Application of IFRS 17 and IFRS 9 - Comparative Information
Statement [line items]
Title of new IFRS	Amendments to IFRS 17 "Initial Application of IFRS 17 and IFRS 9 - Comparative Information"
Date by which application of new IFRS is required	Jan. 01, 2023
Amendments to IAS 1 "Disclosure of Accounting Policies"
Statement [line items]
Title of new IFRS	Amendments to IAS 1 “Disclosure of Accounting Policies”
Date by which application of new IFRS is required	Jan. 01, 2023
Amendments to IAS 8 "Definition of Accounting Estimates"
Statement [line items]
Title of new IFRS	Amendments to IAS 8 “Definition of Accounting Estimates”
Date by which application of new IFRS is required	Jan. 01, 2023
Amendments to IAS 12 Deferred Tax related to Assets and Liabilities arising from a Single Transaction
Statement [line items]
Title of new IFRS	Amendments to IAS 12 “Deferred Tax related to Assets and Liabilities arising from a Single Transaction”
Date by which application of new IFRS is required	Jan. 01, 2023
Amendments to IAS 16 "Property, Plant and Equipment-Proceeds before Intended Use"
Statement [line items]
Title of new IFRS	Amendments to IAS 16 "Property, Plant and Equipment-Proceeds before Intended Use"
Date by which application of new IFRS is required	Jan. 01, 2022
Amendments to IAS 37 "Onerous Contracts-Cost of Fulfilling a Contract"
Statement [line items]
Title of new IFRS	Amendments to IAS 37 "Onerous Contracts-Cost of Fulfilling a Contract"
Date by which application of new IFRS is required	Jan. 01, 2022
Annual Improvements to IFRS Standards 2018-2020
Statement [line items]
Title of new IFRS	Annual Improvements to IFRS Standards 2018-2020
Date by which application of new IFRS is required	Jan. 01, 2022